Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

As of March 31, 2026 and 2025, property and equipment consisted of the following:

	March 31,
	2026	2025
Fixtures	¥3,664	¥3,664
Tooling and equipment	337	337
Computer and other equipment	581	308
Motor vehicle	7,218	7,218
Total property and equipment	¥11,800	¥11,527
Less: Accumulated depreciation	(6,140)	(4,581)
Total property and equipment, net	¥5,660	¥6,946

The Company recognized depreciation expenses on property and equipment of JPY1,559 and JPY2,570 during the fiscal years ended March 31, 2026 and 2025, respectively. The Company records depreciation expenses in selling, general and administrative expenses in the Statements of Operations.